Expense Example	Aug. 28, 2025 USD ($)
Ordinary Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,819
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,530
R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	$ 1,369